INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Income Tax Examination, Description	Income of the Israeli company is taxable at enacted tax rate of 23%.
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1,489,334
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards	6,034,551
Income (Loss) from Continuing Operations before Income Taxes, Domestic	770,787
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards	13,528,454
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 18,792,218